Financial risk management objectives and policies (Tables)	12 Months Ended
Dec. 31, 2021
Financial risk management objectives and policies
Interest Rate Sensitivity
Increase in percentage	Effect on income before income tax (Loss)
ARS 000

5%	(1,974,646)

Foreign Currency Sensitivity
Change in USD rate	Effect on income before income tax (Income)
ARS 000

10%	554,646

Maturity Profile Of Financial Liabilities
	Less than 3 months	3 to 12 months	More than a year	Total
	ARS 000	ARS 000	ARS 000	ARS 000

12-31-2021
Loans and borrowings	311,961	6,502,442	36,182,243	42,996,646
Trade and other payables	2,721,562	-	-	2,721,562
	3,033,523	6,502,442	36,182,243	45,718,208
12-31-2020
Loans and borrowings	6,807,951	23,568,239	46,557,746	76,933,936
Trade and other payables	3,842,213	-	-	3,842,213
	10,650,164	23,568,239	46,557,746	80,776,149